Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 11.6
Fair Value	10.9
Amount at which shown in balance sheet	10.9	$ 10.8
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	10.0
Fair Value	9.3
Amount at which shown in balance sheet	9.3
U.S. government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1.9
Fair Value	1.8
Amount at which shown in balance sheet	1.8
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.5
Fair Value	0.5
Amount at which shown in balance sheet	0.5
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.2
Fair Value	0.2
Amount at which shown in balance sheet	0.2
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.1
Fair Value	0.1
Amount at which shown in balance sheet	0.1
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	4.8
Fair Value	4.1
Amount at which shown in balance sheet	4.1
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2.1
Fair Value	2.2
Amount at which shown in balance sheet	2.2
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.4
Fair Value	0.4
Amount at which shown in balance sheet	0.4
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1.6
Fair Value	1.6
Amount at which shown in balance sheet	$ 1.6